Financial Instruments (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Investments, All Other Investments [Abstract]
Cash and cash equivalents of continuing operations		$ 2,076,569	$ 7,696,699
Prepaid expenses and other current assets		5,162,213	532,289
Other assets of discontinued operations
Other financial liabilities	[1]	2,440,168	3,130,766
liabilities of discontinued operations

[1]	Accounts payable, accrued expenses and other current liabilities, advance from customers, and income tax payable.